SCHEDULE OF ANTI-DILUTIVE SHARES OF COMMON STOCK EQUIVALENTS (Details) - shares		3 Months Ended		9 Months Ended		12 Months Ended
		Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of common stock		27,045,911,584	1,237,643,136	27,045,911,584	1,237,643,136	496,942,251	1,261,773,222
Series F Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of common stock	[1]	26,617,244,133		26,617,244,133
Stock Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of common stock		428,667,451	401,217,451	428,667,451	401,217,451
Convertible Notes And Accrued Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of common stock			836,425,685		836,425,685		4,927,561
Convertible Series F Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of common stock			18,148,779,827		18,148,779,827	20,178,158,517	16,336,475,742
Convertible Class F Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of common stock
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of common stock						496,942,251	1,256,845,661

[1]	On August 23, 2021, the Company filed amended Series F preferred shares such that Series F preferred shares are not convertible into common stock by a holder until (A) August 23, 2023 or (B) the date on which such a conversion may be required for the purpose of (i) uplisting the Company to a new stock exchange, or (ii) selling more than 50% of the Company’s assets. Had these Series F preferred shares been convertible at November 30, 2023 and 2022 the dilutive effects would be as follows: